Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets at Fair Value Through Profit or Loss
Equity securities-unlisted company	$ 13,500	$ 9,768
Financial assets at fair value through profit or loss	13,500	9,768
Non-current	$ 13,500	$ 9,768